Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of financial position relating to leases

	Year Ended
	December 31,	December 31,	December 31,
In thousands of $	2021	2020	2019
Right-of-use assets
Buildings	$9,688	$7,677	$6,264
Vehicles	1,664	1,513	836
Equipment	230	264	273
	$11,583	$9,454	$7,373

Lease liabilities
Current	$3,509	$3,476	$2,218
Non-current	7,956	6,181	5,101
	$11,465	$9,657	$7,319

Schedule of maturity analysis of the lease liabilities

(in thousands of $)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows	Carrying amount
Lease liabilities	$3,509	$6,331	$2,164	$—	$12,004	$11,465

Schedule of total lease liabilities recognized in our statement of financial position

	Year Ended
	December 31,
In thousands of $	2021	2020	2019
Depreciation charges
Buildings	$2,714	$2,262	$1,472
Vehicles	651	441	261
Equipment	34	32	31
	$3,399	$2,735	$1,764

Interest expense (included in finance cost)	$412	$201	$117
Expense relating to short-term leases	212	264	137
Expense relating to leases of low-value assets that are not shown above as short-term leases	7	6	6